Janus Henderson Government Money Market Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.33%	[2]

[1]	Restated to reflect a contractual reduction in administration fees effective October 28, 2025.
[2]	The Adviser has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.